EMPLOYEE SEVERANCE BENEFITS (Details Narrative) - Intec Pharma Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Severance payment expenses	$ 360	$ 610
Expected deposit with respect to employee's severance benefits	$ 400